Ivy Funds

Supplement dated April 1, 2015 to the

Ivy Funds Prospectus

dated July 31, 2014

and as supplemented August 4, 2014, November 14, 2014 and December 12, 2014

The following is inserted as a new paragraph following the first paragraph of the “Ivy Bond Fund — Principal Investment Strategies” section on page 48:

Although the Fund invests primarily in investment grade debt securities, it may invest up to 20% of its total assets in non-investment grade debt securities, commonly called junk bonds, that include bonds rated BB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by IICO or Advantus Capital to be of comparable quality.

The following is inserted as a new bullet point immediately following the “Liquidity Risk” bullet point of the “Ivy Bond Fund — Principal Investment Risks” section on page 49:

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Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high-yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and may fall in price during times when the economy is weak or is expected to become weak. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

The following replaces the first sentence of the first paragraph of the “Ivy Municipal Bond Fund — Principal Investment Strategies” section on page 69:

Ivy Municipal Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds, mainly of investment grade and of any maturity.

The following replaces the first sentence of the first paragraph of the “Ivy Municipal High Income Fund — Principal Investment Strategies” section on page 74:

Ivy Municipal High Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of municipal bonds.

The following is inserted as a new paragraph following the third paragraph of the “Ivy Global Growth Fund — Performance” section on page 111:

In November 2014, the Fund filed a prospectus supplement reflecting the Fund’s increased emphasis on investments in the stocks of U.S. companies. Effective January 1, 2015, the Fund changed its name and investment strategy to reflect a global focus. Performance prior to January 2015 reflects the Fund’s former international strategy and may have differed if the Fund’s current strategy that includes investing globally had been in place.

The following bullet point is inserted as a new bullet point immediately preceding the “Management Risk” bullet point of the “Additional Information about Principal Investment Strategies, Other Investments and Risks — Ivy Bond Fund — Principal Risks” section on page 175 and deleted from the “Non-Principal Risks” section on page 175:

■	Low-Rated Securities Risk

The following replaces the first sentence of the first paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks — Ivy Municipal Bond Fund” section on page 178:

Ivy Municipal Bond Fund: The Fund seeks to achieve its objective to provide the level of current income consistent with preservation of capital and that is not subject to Federal income tax by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds, mainly of investment grade and of any maturity.

The following is inserted as a new sentence following the last sentence of the seventh paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks — Ivy Municipal Bond Fund” section on page 178:

The Fund may invest in ETFs.

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The following bullet point is inserted as a new bullet point immediately following the “Derivatives Risk” bullet point of the “Additional Information about Principal Investment Strategies, Other Investments and Risks — Ivy Municipal Bond Fund — Non-Principal Risks” section on page 179:

■	Investment Company Securities Risk

The following replaces the first sentence of the first paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks — Ivy Municipal High Income Fund” section on page 179:

Ivy Municipal High Income Fund: The Fund seeks to achieve its objective to provide a high level of current income that is not subject to Federal income tax by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of municipal bonds.

The following is inserted as a new sentence following the last sentence of the third paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks — Ivy Emerging Markets Equity Fund” section on page 181:

In addition, the Fund may invest in China A-shares of certain Chinese companies through the Shanghai-Hong Kong Stock Connect Program.

The following bullet point is inserted as a new bullet point immediately following the “Russia Investment Risk” bullet point of the “Additional Information about Principal Investment Strategies, Other Investments and Risks — Ivy Emerging Markets Equity Fund — Non-Principal Risks” section on page 182:

■	Shanghai-Hong Kong Stock Connect Program Risk

The following is inserted as a new sentence following the last sentence of the third paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks — Ivy International Core Equity Fund” section on page 185:

In addition, the Fund may invest in China A-shares of certain Chinese companies through the Shanghai-Hong Kong Stock Connect Program.

The following bullet point is inserted as a new bullet point immediately following the “Mid Size Company Risk” bullet point of the “Additional Information about Principal Investment Strategies, Other Investments and Risks — Ivy International Core Equity Fund — Non-Principal Risks” section on page 185:

■	Shanghai-Hong Kong Stock Connect Program Risk

The following is inserted as a new section immediately following the “Additional Information about Principal Investment Strategies, Other Investments and Risks — Defining Risks — Sector Risk” section on page 206:

Shanghai-Hong Kong Stock Connect Program Risk — The Shanghai-Hong Kong Stock Connect Program (Connect Program) is subject to quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The Shanghai market may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold, but could no longer be purchased through the Connect Program. Because the Connect Program is new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is unknown. In addition, there is no assurance that the necessary systems required to operate the Connect Program will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems do not function properly, trading through the Connect Program could be disrupted.

The Connect Program is subject to regulations promulgated by regulatory authorities for both exchanges and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that both exchanges will continue to support the Connect Program in the future. Investments in China A-shares may not be covered by the securities investor protection programs of either exchange and, without the protection of such programs, will be subject to the risk of default by the broker. Because of the way in which China A-shares are held in the Connect Program, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai Stock Exchange becomes insolvent.

Because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

The following replaces the first bullet point of the “Your Account — Choosing a Share Class — Sales Charge Waivers for Certain Investors — Class A shares may be purchased at NAV by:” section on page 218:

■	Shareholders investing through certain investment advisers and broker-dealers in advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees.

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The following replaces the third bullet point of the “Your Account — Choosing a Share Class — Sales Charge Waivers for Certain Investors — Class A shares may be purchased at NAV by:” section on pages 218-219:

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Current or retired Trustees of the Trust (or retired directors or trustees of any entity to which the Trust or a Fund is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children’s spouses and spouse’s parents of each (including purchases into certain retirement plans and certain trusts for these individuals), the employees of financial advisors of Waddell & Reed, and former participants in the Waddell & Reed Financial, Inc. 401(k) and Thrift Plan and/or the Waddell & Reed Financial, Inc. Retirement Income Plan who are transferring plan assets into an IRA through Waddell & Reed.

The following replaces the ninth full bullet point of the “Your Account — Choosing a Share Class — Sales Charge Waivers for Certain Investors — Class A shares may be purchased at NAV by:” section on page 219:

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Retirement plan accounts held in, and shareholders investing through direct transfers from, the Waddell & Reed Advisors Retirement Plan, Innovator Advantage Plan and Flexible Advantage Plan offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB (“Nationwide Retirement Plans”), or in and from the Waddell & Reed Advisors Express Plan, Select Plan, and Advantage Plan offered and distributed by Securian Retirement Services, a business unit of Minnesota Life Insurance Company (“Securian Retirement Plans”).

The following is inserted as a new sentence following the last sentence of the first paragraph of the “Your Account — Choosing a Share Class — Contingent Deferred Sales Charge” section on page 220:

This may depend on the policies, procedures and trading platforms of your financial intermediary. Please consult your financial advisor.

The second bullet point of the “Your Account — Choosing a Share Class — Class C Shares” section on page 222 is deleted in its entirety.

Effective February 2015, Sarah C. Ross was appointed as a Senior Vice President of IICO.

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